UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:


/s/ Alan Rivera                 New York, New York           February 14, 2011
-----------------------      -------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        16

Form 13F Information Table Value Total:     $135,376
                                           (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP               13F File Number: 028-12272

                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2011


COLUMN 1                     COLUMN  2  COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
--------------               --------  ---------  --------  ------------- ----  --------------  -----   -----------------------
                             TITLE OF              VALUE    SHRS OR   SH/ PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP    (X$1000)  PRN AMT   PRN CALL    DISCRETION    MNGRS     SOLE    SHARED  NONE
--------------               --------  ---------  --------  -------   --- ----  --------------  -----   --------- ------  -----
AMERICAN DENTAL PARTNERS      COM      025353103   2,518    186,400   SH        SHARED-DEFINED    1       186,400
AMERICAN DENTAL PARTNERS      COM      025353103      20      1,450   SH             SOLE        NONE       1,450
BRINKS CO                     COM      109696104   5,236    194,800   SH        SHARED-DEFINED    1       194,800
BRINKS CO                     COM      109696104      16        600   SH             SOLE        NONE         600
CHECKPOINT SYS INC            COM      162825103  24,173  1,176,300   SH        SHARED-DEFINED    1     1,176,300
CHECKPOINT SYS INC            COM      162825103      49      2,400   SH             SOLE        NONE       2,400
CORE MARK HOLDING CO INC      COM      218681104  26,703    750,300   SH        SHARED-DEFINED    1       750,300
CORE MARK HOLDING CO INC      COM      218681104      49      1,375   SH             SOLE        NONE       1,375
DHT HOLDINGS INC              COM      Y2065G105  22,246  4,784,000   SH        SHARED-DEFINED    1     4,784,000
DHT HOLDINGS INC              COM      Y2065G105      53     11,300   SH             SOLE        NONE      11,300
DUCOMMUN INC DEL              COM      264147109   5,173    237,500   SH        SHARED-DEFINED    1       237,500
EMS TECHNOLOGIES INC          COM      26873N108  23,380  1,182,000   SH        SHARED-DEFINED    1     1,182,000
EMS TECHNOLOGIES INC          COM      26873N108      53      2,700   SH             SOLE        NONE       2,700
KRATOS DEFENSE & SEC SOLUTIO  COM NEW  50077B207   6,256    475,000   SH        SHARED-DEFINED    1       475,000
KRATOS DEFENSE & SEC SOLUTIO  COM NEW  50077B207      33      2,500   SH             SOLE        NONE       2,500
UNISYS CORP                   COM NEW  909214306  19,418    750,000   SH        SHARED-DEFINED    1       750,000





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